CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	$ (326,701)	$ 240,795
Equity securities (note 8):
Unrealized change in fair value of equity securities		(21,179)
Reclassification to impairment loss on equity securities		8,532
Reclassification to gain on sale of equity securities		(168)
Derivative financial instruments (note 21):
Unrealized change in fair value of cash flow hedges	(6,984)	10,763
Unrealized change in fair value of cost of hedging	(3,092)	3,092
Income tax impact of reclassification items (note 25)		(1,117)
Income tax impact of other comprehensive income (loss) items (note 25)		1,390
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(10,076)	1,313
Pension benefit obligations:
Remeasurement gain (loss) of pension benefit obligations (note 15)	841	(1,772)
Income tax impact (note 25)	(38)	399
Net change in fair value of equity securities at FVOCI	(39,585)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(38,782)	(1,373)
Other comprehensive loss for the year	(48,858)	(60)
Comprehensive income (loss) for the year	$ (375,559)	$ 240,735